Investments (Net Investment Gains Losses - Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Non-investment portfolio gains (losses)	$ 6	$ 110	$ (22)
Gains (losses) from foreign currency transactions	$ 46	(183)	$ 171
MetLife Assurance Limited
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Non-investment portfolio gains (losses)		$ 633